Note 3 - Loans and Allowance for Loan Losses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	$ 93
Allowance for Loan and Lease Losses, Write-offs	$ 1,422
Percentage of Loan Portfolio	100.00%	100.00%
Impaired Financing Receivable, Related Allowance	$ 2,164	$ 3,412	$ 2,625
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 995	$ 1,871
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0
Minimum Loan Balance for Loans Evaluated by Risk Categories	$ 500
Specific Reserves [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Write-offs	1,304
Troubled Debt Restructurings [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Allowance for Loan and Lease Losses, Period Increase (Decrease)		$ 623
Allowance for Loan and Lease Losses, Write-offs		$ 0
Increase (Decrease) in Other Loans	$ (2,044)
Change in Troubled Debt Restructurings	11.30%
Percentage of Loan Portfolio	81.00%	77.00%
Impaired Financing Receivable, Related Allowance	$ 1,669	$ 2,998
Unsecured [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Percentage of Loan Portfolio	6.06%	5.66%
Residential Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Real Estate Acquired Through Foreclosure	$ 1,131	$ 368
Mortgage Loans in Process of Foreclosure, Amount	$ 988	$ 1,692
Percentage of Loan Portfolio	38.22%	37.60%
Impaired Financing Receivable, Related Allowance			93
Commercial Real Estate Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Proceeds from Loans	$ 3,127
Percentage of Loan Portfolio	28.90%	29.86%
Commercial Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 1,157
Percentage of Loan Portfolio	13.99%	14.12%
Impaired Financing Receivable, Related Allowance	$ 1,850	$ 900	$ 864